Income tax expense - Tax rate (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Main rate of UK corporation tax	25.00%	19.00%	19.00%
Change in tax rate announced
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Main rate of UK corporation tax		19.00%	19.00%